Effects of One-Percentage-Point Change in Assumed Health Care (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
Effect of one percentage point increase on the total of service and interest costs	(1)
Effect of one percentage point decrease on the total of service and interest costs	1
Effect of one percentage point increase on post-retirement benefit obligation	(8)
Effect of one percentage point decrease on post-retirement benefit obligation	8